UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA GROWTH & TAX STRATEGY FUND - SEMIANNUAL REPORT FOR PERIOD ENDING NOVEMBER 30, 2004

[LOGO OF USAA]
   USAA(R)

                     USAA GROWTH and
                           TAX STRATEGY Fund

                               [GRAPHIC OF USAA GROWTH AND TAX STRATEGY FUND]

                     S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   NOVEMBER 30,2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                2

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                                5

FINANCIAL INFORMATION

   Portfolio of Investments                                              13

   Notes to Portfolio of Investments                                     20

   Financial Statements                                                  22

   Notes to Financial Statements                                         25

EXPENSE EXAMPLE                                                          38

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE
ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                        WE REMAIN COMMITTED TO DELIVERING
                                      QUALITY USAA SERVICE AND PROVIDING YOU
[PHOTO OF CHRISTOPHER W. CLAUS]       WITH A RANGE OF RESOURCES, INCLUDING OUR
                                        MARKET-TESTED PORTFOLIO MANAGEMENT
                                         TEAM AND NO-LOAD MUTUAL FUNDS.

                                                        "

                                                                  December 2004
--------------------------------------------------------------------------------

                 As I write to you in early December, the equity markets have rallied. Several factors are responsible. First, the presidential election is over. Investors are relieved that the uncertainty has ended, the results are not in dispute, and no terrorist attack occurred on U.S. soil. In addition, the U.S. economy is on sound footing. The annual gross domestic product
                 (GDP) - the total value of all the goods and services produced in the country - is expected to be up around 4%, on an inflation-adjusted basis, in 2004 and a moderate yet healthy 3.5% in 2005. In most of America, the housing market remains strong. Inflation is also under control, which has kept long-term interest rates in check.

                 The Federal Reserve Board (the Fed) is expected to continue raising short-term interest rates at a measured pace. In fact, the Fed has announced its intention to move toward a more "neutral" interest-rate position, which should put short-term rates above 3% sometime in 2005. This is good news for money market investors, because as your yields rise, you will be paid more on your cash positions. At the same time, however, interest rates on credit-card debt will also increase. In the months ahead, we expect to see a narrowing of the yield relationship between bonds of different maturities. In other words, the yield curve will "flatten." We do not expect a major increase in long-term interest rates, which the bond market, not the Fed, controls.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 In 2005, the primary drivers of stock market performance will be the growth in corporate earnings, the valuation of those earnings, Fed policy changes, and the level of long-term interest rates. Corporate earnings are expected to improve by about 7%. The dollar is likely to remain weak relative to foreign currencies, making American products more affordable around the world and helping the U.S. GDP. But because foreign governments finance the federal budget deficit, the bond market may push up long-term rates to make U.S. securities more attractive to foreign investors.

                 Whatever lies ahead, we remain committed to delivering quality USAA service and providing you with a range of resources, including our market-tested portfolio management team and no-load mutual funds without excessive fees. On behalf of everyone at USAA, thank you for your business.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

                 Mutual fund operating expenses apply and continue throughout the life of the fund.

                 Past performance is no guarantee of future results.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GROWTH AND TAX STRATEGY FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Conservative balance for the investor between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in tax-exempt bonds and money market instruments and the remainder in blue chip stocks.

--------------------------------------------------------------------------------
                                            11/30/04                  5/31/04
--------------------------------------------------------------------------------
Net Assets                               $190.6 Million           $186.8 Million
Net Asset Value Per Share                    $15.39                   $14.61

--------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD* AS OF 11/30/04
--------------------------------------------------------------------------------

5/31/04 TO 11/30/04**            1 YEAR       5 YEARS        10 YEARS         30-DAY SEC YIELD
       6.57%                     9.11%        0.77%           7.11%                 1.69%

 * CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.
** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
   SIX-MONTH RETURN IS CUMULATIVE.

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                               LEHMAN BROTHERS           USAA
                  RUSSELL 1000      LIPPER BALANCED      LIPPER BALANCED        MUNICIPAL BOND       GROWTH & TAX
                  GROWTH INDEX        FUNDS INDEX         FUNDS AVERAGE             INDEX            STRATEGY FUND
                  ------------      ---------------      ---------------       ---------------       -------------
11/30/1994         $10000.00           $10000.00            $10000.00             $10000.00            $10000.00
12/31/1994          10167.53            10096.11             10088.10              10220.14             10077.15
 1/31/1995          10385.06            10221.60             10227.86              10512.36             10302.24
 2/28/1995          10820.13            10519.51             10542.73              10818.09             10587.93
 3/31/1995          11135.71            10705.54             10733.27              10942.43             10787.22
 4/30/1995          11379.22            10906.32             10942.92              10955.34             10944.57
 5/31/1995          11775.32            11255.37             11319.17              11304.92             11206.82
 6/30/1995          12229.83            11454.84             11529.34              11206.12             11206.46
 7/31/1995          12738.06            11697.00             11801.55              11312.13             11385.84
 8/31/1995          12751.97            11788.27             11891.23              11455.69             11509.79
 9/30/1995          13339.77            12069.81             12173.08              11528.07             11749.57
10/31/1995          13349.02            12039.22             12150.73              11695.65             11704.90
11/30/1995          13867.85            12413.38             12531.51              11889.96             12106.98
12/31/1995          13947.35            12608.76             12711.83              12004.09             12364.94
 1/31/1996          14413.89            12836.36             12953.35              12094.78             12554.47
 2/29/1996          14677.50            12842.54             12993.22              12013.09             12608.62
 3/31/1996          14696.34            12890.99             13035.97              11859.63             12716.70
 4/30/1996          15083.01            12976.32             13154.30              11825.99             12716.70
 5/31/1996          15610.04            13109.30             13327.60              11821.49             12844.14
 6/30/1996          15631.24            13152.53             13350.78              11950.33             12935.84
 7/31/1996          14715.41            12814.05             12966.41              12058.44             12762.08
 8/31/1996          15095.23            13016.39             13203.05              12055.74             12884.61
 9/30/1996          16194.43            13499.20             13707.08              12224.22             13233.35
10/31/1996          16292.01            13784.81             13962.83              12362.38             13423.62
11/30/1996          17515.24            14427.24             14601.90              12588.82             13870.76
12/31/1996          17172.32            14254.45             14442.56              12535.66             13740.12
 1/31/1997          18376.75            14695.25             14888.57              12559.39             14018.58
 2/28/1997          18252.32            14749.79             14889.11              12674.72             14124.19
 3/31/1997          17264.59            14321.10             14449.30              12505.63             13806.38
 4/30/1997          18411.01            14751.62             14881.46              12610.45             14087.35
 5/31/1997          19739.65            15355.70             15543.66              12800.25             14668.67
 6/30/1997          20529.66            15864.71             16020.23              12936.60             14969.02
 7/31/1997          22345.34            16768.37             16952.74              13294.89             15540.25
 8/31/1997          21037.46            16236.83             16479.90              13170.26             15189.34
 9/30/1997          22072.70            16884.03             17138.12              13326.43             15631.03
10/31/1997          21256.88            16576.59             16858.90              13412.32             15580.51
11/30/1997          22159.76            16881.08             17151.05              13491.31             15782.59
12/31/1997          22408.00            17147.78             17411.13              13688.02             15960.61
 1/31/1998          23078.05            17269.63             17519.17              13829.18             16073.80
 2/28/1998          24814.02            17955.27             18271.53              13833.38             16567.75
 3/31/1998          25803.22            18504.30             18809.28              13845.69             17020.38
 4/30/1998          26160.29            18633.92             18953.78              13783.23             16989.29
 5/31/1998          25417.96            18445.52             18742.19              14001.26             16906.36
 6/30/1998          26974.71            18785.67             19045.92              14056.52             17062.00
 7/31/1998          26796.16            18565.59             18799.52              14091.66             16825.09
 8/31/1998          22774.70            16966.15             17097.04              14309.40             15780.77
 9/30/1998          24524.19            17698.43             17839.29              14487.79             16401.56
10/31/1998          26495.24            18360.56             18619.58              14487.49             16741.93
11/30/1998          28510.60            19032.61             19353.16              14538.25             17348.22
12/31/1998          31081.40            19734.77             20067.06              14574.89             17807.73
 1/31/1999          32906.44            20050.34             20445.82              14748.18             18369.04
 2/28/1999          31403.17            19568.40             19888.62              14683.91             17983.83
 3/31/1999          33057.04            20051.42             20383.76              14704.03             18511.20
 4/30/1999          33099.31            20708.21             20975.52              14740.67             18787.98
 5/31/1999          32082.08            20388.89             20668.78              14655.38             18444.77
 6/30/1999          34329.27            20952.61             21291.17              14444.54             18967.68
 7/31/1999          33238.24            20560.74             20870.10              14497.10             18726.41
 8/31/1999          33781.33            20345.01             20630.49              14380.88             18581.51
 9/30/1999          33071.69            20084.34             20356.08              14386.88             18313.66
10/31/1999          35569.19            20665.88             20967.67              14231.01             18964.91
11/30/1999          37488.29            20888.23             21261.23              14382.38             19122.11
12/31/1999          41387.36            21506.30             21966.14              14275.16             19458.65
 1/31/2000          39446.77            20966.02             21375.65              14212.99             19074.23
 2/29/2000          41375.15            20915.51             21455.04              14378.17             19345.59
 3/31/2000          44336.61            22146.99             22679.04              14692.32             20634.16
 4/30/2000          42226.88            21741.13             22217.36              14605.52             20144.77
 5/31/2000          40100.49            21536.57             21930.94              14529.54             19666.76
 6/30/2000          43139.63            21880.31             22395.66              14914.56             20110.86
 7/31/2000          41341.23            21820.68             22325.47              15122.08             19961.89
 8/31/2000          45084.42            22794.68             23391.07              15355.14             20649.44
 9/30/2000          40819.66            22314.96             22822.91              15275.25             19607.23
10/31/2000          38888.17            22295.22             22737.99              15441.93             19803.41
11/30/2000          33155.79            21485.92             21817.72              15558.76             19191.77
12/31/2000          32106.69            22019.94             22374.02              15943.18             19329.67
 1/31/2001          34324.80            22487.28             22909.88              16101.15             19504.03
 2/28/2001          28497.41            21614.39             21868.46              16152.21             18562.53
 3/31/2001          25396.39            20916.38             21084.39              16296.96             17865.22
 4/30/2001          28608.35            21794.19             22025.05              16120.37             18497.83
 5/31/2001          28187.32            21988.30             22205.74              16293.96             18591.54
 6/30/2001          27534.53            21651.39             21901.49              16402.98             18369.41
 7/31/2001          26846.38            21635.72             21863.45              16645.95             18487.47
 8/31/2001          24651.03            21020.00             21173.90              16920.14             17767.33
 9/30/2001          22189.84            20009.86             20004.86              16863.38             16860.65
10/31/2001          23354.01            20344.75             20450.97              17064.30             17217.86
11/30/2001          25597.53            21154.74             21311.01              16920.45             17896.57
12/31/2001          25549.43            21307.31             21451.59              16760.37             17723.37
 1/31/2002          25098.06            21120.43             21230.41              17051.09             17783.36
 2/28/2002          24056.51            20976.92             20996.12              17256.51             17555.37
 3/31/2002          24888.58            21435.58             21468.68              16918.34             17831.95
 4/30/2002          22857.29            20921.17             20950.63              17249.00             17216.22
 5/31/2002          22304.31            20911.41             20847.96              17353.82             17180.00
 6/30/2002          20241.05            20019.31             19883.25              17537.32             16444.17
 7/31/2002          19128.30            18993.25             18897.99              17762.86             16188.75
 8/31/2002          19185.48            19188.12             19092.82              17976.40             16334.71
 9/30/2002          17195.39            18042.52             17955.53              18370.13             15827.50
10/31/2002          18772.75            18794.60             18656.91              18065.59             16305.26
11/30/2002          19792.39            19557.07             19372.77              17990.51             16501.27
12/31/2002          18425.21            19029.90             18827.55              18370.13             16248.53
 1/31/2003          17978.12            18744.84             18549.20              18323.57             16013.40
 2/28/2003          17895.56            18604.26             18416.82              18579.75             16087.65
 3/31/2003          18228.62            18680.18             18504.49              18590.87             16346.77
 4/30/2003          19576.39            19691.08             19492.19              18713.70             16932.36
 5/31/2003          20553.54            20561.99             20391.27              19151.88             17430.74
 6/30/2003          20836.55            20717.91             20549.25              19070.49             17517.46
 7/31/2003          21355.03            20765.92             20584.53              18403.16             17304.44
 8/31/2003          21886.16            21116.49             20939.78              18540.41             17479.87
 9/30/2003          21651.86            21143.29             20942.74              19085.50             17692.88
10/31/2003          22867.99            21840.85             21620.26              18989.40             18058.60
11/30/2003          23107.40            22034.22             21825.26              19187.31             18209.93
12/31/2003          23906.54            22823.73             22568.55              19346.19             18710.94
 1/31/2004          24394.76            23164.53             22891.35              19457.01             18875.85
 2/29/2004          24549.75            23480.25             23189.96              19749.83             19066.13
 3/31/2004          24094.35            23368.24             23079.35              19681.05             18873.62
 4/30/2004          23814.25            22877.15             22555.71              19214.94             18503.55
 5/31/2004          24258.11            22978.15             22667.98              19145.27             18643.92
 6/30/2004          24561.24            23337.41             23030.44              19214.94             18822.08
 7/31/2004          23172.74            22898.06             22545.78              19467.82             18334.19
 8/31/2004          23058.30            23037.35             22658.05              19857.94             18436.90
 9/30/2004          23277.60            23379.59             22943.19              19963.36             18913.74
10/31/2004          23640.65            23632.42             23181.01              20135.14             19352.69
11/30/2004          24453.86            24269.00             23829.73              19969.06             19869.10

                                        [END CHART]

                 DATA FROM 11/30/94 THROUGH 11/30/04.

                 PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth and Tax Strategy Fund to the following benchmarks:

                 o The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

                 o The Lipper Balanced Funds Index tracks the total return
                   performance of the 30 largest funds within the Lipper Balanced Funds category.

                 o The Lipper Balanced Funds Average is an average performance level of all balanced funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lehman Brothers Municipal Bond Index is an unmanaged benchmark of total return performance for the long-term, investment-grade, tax-exempt bond market.

8

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

CLIFFORD A. GLADSON, CFA                       MARK B. BARIBEAU, CFA
   USAA Investment Management Company             Loomis, Sayles & Company, L.P.

PAMELA N. CZEKANSKI, CFA                       RICHARD D. SKAGGS, CFA
   Loomis, Sayles & Company, L.P.                 Loomis, Sayles & Company, L.P.
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Growth and Tax Strategy Fund had a total return of 6.57% for the six-month period ended November 30, 2004. This compares to a 5.05% return for the Lipper Balanced Funds Average, 5.62% for the Lipper Balanced Funds Index, 0.81% for the Russell 1000 Growth Index, and 4.30% for the Lehman Brothers Municipal Bond Index.

HOW DID THE FUND MANAGE TO OUTPERFORM OTHER BALANCED FUNDS?

                 The biggest factor was the outstanding performance of the Fund's new equity subadviser, Loomis, Sayles & Company, L.P. (Loomis Sayles). The USAA-managed tax-exempt assets also posted strong returns. Remember that the structure of your Fund is unique. Under the Internal Revenue Code, the Fund must have at least 50% of its assets invested in tax-exempt securities at the end of each fiscal quarter in order to pass tax-exempt income to its shareholders. Therefore, in a six-month period such as this one when stocks generally outperformed bonds, most balanced funds had a much larger allocation to stocks than we did. The fact that we outperformed while also keeping at least 50% of assets in tax-exempt bonds is really quite impressive.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

HOW DID THE FUND'S TAX-EXEMPT MUNICIPAL BONDS PERFORM?

                 As the Federal Reserve Board (the Fed) was in the process of doubling the federal funds rate, from 1% to 2%, the yield on the Bond Buyer 40-Bond Index, the industry standard for long-term investment-grade municipal bonds, fell from 5.21% to 4.99% over the six-month period. The Fund was helped by this fall in yields. When yields go down, bond prices go up, and we therefore benefited as we lengthened the average maturity of the bonds we were buying from 15 to 25 years out to 20 to 25 years.

                 Looking ahead, we expect the economy to continue to grow at a measured pace, with the Fed continuing its prudent policy of small, consistent rate increases until the federal funds rate is 1% above the rate of inflation. As long as inflation stays below 3%, we anticipate the yield curve will flatten, which means that long-term rates will not rise as much as short-term rates.

HOW DID THE FUND'S EQUITY PORTION PERFORM?

                 Loomis Sayles took over the equity portion on July 1, 2004, and from then to the end of the period the equity portion more than tripled the return of the Russell 1000 Growth Index. Our key discipline is to invest in leading, revenue-driven large growth companies. Technology companies generated almost half of our excess return above the benchmark. The strongest of the technology holdings was Apple Computer, Inc., thanks to positive earnings revisions that were largely the result of tremendous iPod sales. Other technology holdings that stood out were Autodesk, Inc., the computer-aided design software company, Symantec Corp., the anti-virus software company, and eBay, Inc.

                 THE BOND BUYER 40-BOND INDEX IS REPRESENTATIVE OF YIELDS OF 40 LARGE ONE-YEAR, TAX-EXEMPT NOTES.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-19.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 We also benefited from what we refer to as "special situations" stocks that meet our criteria of combining excellent revenue growth with solid bottom-line execution. These included Legg Mason, Inc., the regional brokerage firm, Moody's Corp., the ratings agency, and Chicago Mercantile Exchange Holdings, Inc., among others.

WHAT'S YOUR OUTLOOK FOR THE STOCK MARKET?

                 The economy appears poised to maintain steady growth in the range of 2% to 4% for the near future. This is not an environment that favors companies that need a cyclical resurgence to substantially increase earnings. Instead, we think companies that can produce double-digit revenue growth, and bring it to the bottom line, will perform well.

                 We thank you for the opportunity and privilege of serving you.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-------------------------------------------------------
                  TAX-EXEMPT SECURITIES
                     TOP 5 HOLDINGS
                   (% of Net Assets)
-------------------------------------------------------

Wisconsin - Univ. of Wisconsin Hospitals
   and Clinics Auth. RB, Series 2000               3.6%

Connecticut - Mashantucket (Western)
   Pequot Tribe RB, Series 1997B                   3.2%

Texas - Lewisville RB, Series 1998B                3.2%

Texas - Northwest ISD GO, Series 1997              3.0%

California - Public Works Board RB
   (MLO), Series 2004F                             2.9%

---------------------------------------------
               TOP 10 INDUSTRIES
               (% of Net Assets)
---------------------------------------------

Hospital                                 9.8%

General Obligation Bonds                 8.8%

Water/Sewer Utility                      7.1%

Education                                6.4%

Special Assessment/Tax/
   Fee Bonds                             4.3%

Communications Equipment                 3.5%

Consumer Finance                         3.4%

Health Care Equipment                    3.3%

Casinos & Gaming                         3.2%

Real Estate Tax/Fee Bonds                3.2%

             YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-19.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

---------------------------------------------
            TOP 5 EQUITY HOLDINGS
              (% of Net Assets)
---------------------------------------------

eBay, Inc.                               1.8%

Dell, Inc.                               1.6%

Apple Computer, Inc.                     1.5%

Microsoft Corp.                          1.5%

Zimmer Holdings, Inc.                    1.5%

                     ASSET ALLOCATION
                        11/30/04

              [PIE CHART OF ASSET ALLOCATION]

Tax-Exempt Bonds                                   50.6%
Blue Chip Stocks                                   49.4%
Tax-Exempt Money Market Instruments                 2.1%

                    [END CHART]

                  PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

              YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-19.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                                                  MARKET
   AMOUNT                                                       COUPON                      VALUE
    (000)     SECURITY                                            RATE       MATURITY       (000)
-------------------------------------------------------------------------------------------------
              TAX-EXEMPT SECURITIES (52.7%)

              TAX-EXEMPT BONDS (50.6%)

              ARIZONA (1.7%)
  $ 3,000     Maricopa County School District GO (INS)            5.00%     7/01/2017    $  3,290

              ARKANSAS (1.4%)
    2,500     Conway Health Facilities Board Hospital RB,
                Series 1999A                                      6.40      8/01/2029       2,643

              CALIFORNIA (2.9%)
    5,500     Public Works Board RB (MLO),
                Series 2004F(d)                                   5.00      1/01/2029       5,532

              CONNECTICUT (3.2%)
    6,000     Mashantucket (Western) Pequot Tribe RB,
                Series 1997B(b)                                   5.75      9/01/2027       6,156

              GEORGIA (2.7%)
    4,500     Atlanta Airport RB, Series 2000A (INS)              5.60     11/01/2030       5,079

              HAWAII (1.1%)
    2,000     State GO, Series 2003DA (INS)                       5.25      9/01/2019       2,161

              ILLINOIS (2.2%)
    5,500     Health Facilities Auth. RB,
                Series 1996 (Mercy Hospital)                      6.38      1/01/2015       4,144

              LOUISIANA (1.5%)
    2,500     Local Government Environmental Facilities
                and Community Development Auth. RB,
                Series 2000 (INS)                                 6.55      9/01/2025       2,775

              MAINE (1.7%)
    3,000     Health and Higher Educational Facilities
                Auth. RB, Series 2000C (INS)                      5.75      7/01/2030       3,298

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                                                  MARKET
   AMOUNT                                                       COUPON                      VALUE
    (000)     SECURITY                                            RATE       MATURITY       (000)
-------------------------------------------------------------------------------------------------
              MICHIGAN (4.5%)
  $ 4,000     Detroit Sewage Disposal RB,
                Series 1999A (INS)(e)                             5.75%     7/01/2026    $  4,542
    4,000     Hospital Finance Auth. RB, Series 1996              6.25     10/01/2027       4,048

              MONTANA (0.5%)
    1,000     Facility Finance Auth. RB, Series 2002
                (Providence Services) (INS)                       4.75     12/01/2021       1,016

              NEW JERSEY (0.5%)
    1,000     Middlesex County Improvement Auth. RB,
                Series 2004A                                      5.00      8/15/2023       1,019

              NEW YORK (7.0%)
    4,000     Metropolitan Transportation Auth. RB,
                Series 2000A                                      6.00      4/01/2030       4,580
    2,690     New York City GO, Series 2000A(e)                   6.00      5/15/2020       3,002
    1,000     Sales Tax Asset Receivables Co. RB,
                Series 2004A (INS)                                5.00     10/15/2032       1,016
    1,000     State Environmental Facilities Corp. RB,
                Series 2004E                                      5.00      6/15/2025       1,037
    2,000     Urban Development Corp. RB,
                Series 2002C-1                                    5.00      3/15/2024       2,061
    1,500     Urban Development Corp. RB,
                Series 2002C-1                                    5.00      3/15/2025       1,536

              OHIO (2.0%)
    1,000     Municipal Electric Generation Agency RB,
                Joint Venture 5 (INS)                             5.00      2/15/2023       1,038
    2,470     State Univ. General Receipt Bonds,
                Series 2003B                                      5.25      6/01/2017       2,679

              RHODE ISLAND (0.1%)
      205     Housing and Mortgage Finance Corp. SFH RB,
                Series 15-A                                       6.85     10/01/2024         209

              TEXAS (13.3%)
    3,410     Fort Worth Higher Education Finance Corp. RB,
                Series 1997A                                      6.00     10/01/2016       3,426

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                                                  MARKET
   AMOUNT                                                       COUPON                      VALUE
    (000)     SECURITY                                            RATE       MATURITY       (000)
-------------------------------------------------------------------------------------------------
  $ 4,000     Houston Utility Systems RB,
                Series 2004A (INS)                                5.13%     5/15/2028    $  4,110
    5,675     Lewisville RB, Series 1998B (INS)                   5.80      9/01/2025       6,164
   30,270     Northwest ISD GO, Series 1997 (NBGA)                6.38(a)   8/15/2032       5,792
    2,000     Pflugerville GO, Series 2003A (INS)                 5.00      8/01/2028       2,022
    3,420     San Antonio Water System RB,
                Series 2002A (INS)                                5.50      5/15/2018       3,767

              WASHINGTON (0.5%)
    1,000     Vancouver Downtown Redevelopment
                Auth. RB, Series 2003A (INS)                      5.00      1/01/2023         999

              WISCONSIN (3.8%)
      500     Muskego Norway School District GO (INS)             5.00      4/01/2022         519
    6,030     Univ. of Wisconsin Hospitals and Clinics
                Auth. RB, Series 2000 (INS)                       6.13      4/01/2021       6,804
                                                                                         --------
              Total tax-exempt bonds (cost: $91,138)                                       96,464
                                                                                         --------

              TAX-EXEMPT MONEY MARKET INSTRUMENTS (2.1%)

              VARIABLE-RATE DEMAND NOTES (1.7%)(c)
              ------------------------------------
              ALASKA (0.3%)
      600     Valdez Marine Terminal RB, Series 2003A             1.68      6/01/2037         600

              CALIFORNIA (0.4%)
      800     State Pollution Control Financing Auth. PCRB,
                Series 1996E (LOC - JPMorgan Chase Bank)          1.67     11/01/2026         800

              FLORIDA (0.5%)
    1,000     Capital Projects Finance Auth. RB,
                Series 2002C (LOC - Bank of Scotland)             1.67      6/01/2012       1,000

              ILLINOIS (0.3%)
      500     Educational Facilities Auth. RB, Series 2001
                (LOC - Harris Trust & Savings)                    1.71     10/01/2031         500

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                                                  MARKET
   AMOUNT                                                       COUPON                      VALUE
    (000)     SECURITY                                            RATE       MATURITY       (000)
-------------------------------------------------------------------------------------------------
              NEW YORK (0.2%)
     $300     Dormitory Auth. RB, Series 1993
                (LOC - Landesbank Hessen-Thuringen)               1.68%    7/01/2023     $    300
                                                                                         --------
                                                                                            3,200
                                                                                         --------

   NUMBER
OF SHARES
---------
              MONEY MARKET FUND (0.4%)(f)
              --------------------------
  822,255     SSgA Tax Free Money Market Fund                     1.05     -                  822
                                                                                         --------
              Total tax-exempt money market instruments
                (cost: $4,022)                                                              4,022
                                                                                         --------
              Total tax-exempt securities (cost: $95,160)                                 100,486
                                                                                         --------
              BLUE CHIP STOCKS (49.4%)

              AIR FREIGHT & LOGISTICS (0.6%)
   22,575     Expeditors International of Washington, Inc.                                  1,202
                                                                                         --------
              APPAREL, ACCESSORIES, & LUXURY GOODS (1.5%)
   56,800     Coach, Inc.*                                                                  2,831
                                                                                         --------
              APPAREL RETAIL (1.2%)
   37,750     Chico's FAS, Inc.*                                                            1,457
   20,425     Urban Outfitters, Inc.*                                                         868
                                                                                         --------
                                                                                            2,325
                                                                                         --------
              APPLICATION SOFTWARE (1.0%)
   29,175     Autodesk, Inc.                                                                1,908
                                                                                         --------
              ASSET MANAGEMENT & CUSTODY BANKS (1.7%)
   26,837     Legg Mason, Inc.                                                              1,829
   24,300     T. Rowe Price Group, Inc.                                                     1,437
                                                                                         --------
                                                                                            3,266
                                                                                         --------
              BIOTECHNOLOGY (1.5%)
   18,250     Biogen Idec, Inc.*                                                            1,071
   35,750     Genentech, Inc.*                                                              1,725
                                                                                         --------
                                                                                            2,796
                                                                                         --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                           MARKET
    NUMBER                                                                                  VALUE
 OF SHARES  SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            COMMUNICATIONS EQUIPMENT (3.5%)
    58,550  Cisco Systems, Inc.*                                                         $  1,096
    83,150  Juniper Networks, Inc.*                                                         2,289
    53,900  Motorola, Inc.                                                                  1,038
    55,825  QUALCOMM, Inc.                                                                  2,323
                                                                                         --------
                                                                                            6,746
                                                                                         --------
            COMPUTER HARDWARE (3.1%)
    43,300  Apple Computer, Inc.*                                                           2,903
    75,575  Dell, Inc.*                                                                     3,063
                                                                                         --------
                                                                                            5,966
                                                                                         --------
            COMPUTER STORAGE & PERIPHERALS (1.2%)
    74,800  Network Appliance, Inc.*                                                        2,256
                                                                                         --------
            CONSUMER ELECTRONICS (0.7%)
    11,275  Harman International Industries, Inc.                                           1,385
                                                                                         --------
            CONSUMER FINANCE (3.4%)
    42,025  American Express Co.                                                            2,341
    22,025  Capital One Financial Corp.                                                     1,731
    48,625  SLM Corp.                                                                       2,488
                                                                                         --------
                                                                                            6,560
                                                                                         --------
            FOOD RETAIL (1.0%)
    20,050  Whole Foods Market, Inc.                                                        1,820
                                                                                         --------
            GENERAL MERCHANDISE STORES (0.9%)
    32,275  Target Corp.                                                                    1,653
                                                                                         --------
            HEALTH CARE EQUIPMENT (3.3%)
    33,200  Biomet, Inc.                                                                    1,589
    47,750  St. Jude Medical, Inc.*                                                         1,821
    36,000  Zimmer Holdings, Inc.*                                                          2,938
                                                                                         --------
                                                                                            6,348
                                                                                         --------
            HOME IMPROVEMENT RETAIL (1.1%)
    50,050  Home Depot, Inc.                                                                2,090
                                                                                         --------
            HOTELS, RESORTS, & CRUISE LINES (0.7%)
    25,450  Starwood Hotels & Resorts Worldwide, Inc. "B"                                   1,331
                                                                                         --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                           MARKET
    NUMBER                                                                                  VALUE
 OF SHARES  SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            INDUSTRIAL CONGLOMERATES (1.4%)
    72,800  General Electric Co.                                                         $  2,574
                                                                                         --------
            INDUSTRIAL MACHINERY (1.2%)
    39,000  Danaher Corp.                                                                   2,218
                                                                                         --------
            INTERNET RETAIL (1.8%)
    30,650  eBay, Inc.*                                                                     3,447
                                                                                         --------
            INTERNET SOFTWARE & SERVICES (3.0%)
    10,100  Google, Inc. "A"*                                                               1,849
    43,100  VeriSign, Inc.*                                                                 1,418
    66,300  Yahoo!, Inc.*                                                                   2,494
                                                                                         --------
                                                                                            5,761
                                                                                         --------
            INVESTMENT BANKING & BROKERAGE (1.6%)
    14,950  Goldman Sachs Group, Inc.                                                       1,566
    16,725  Lehman Brothers Holdings, Inc.                                                  1,402
                                                                                         --------
                                                                                            2,968
                                                                                         --------
            MANAGED HEALTH CARE (2.4%)
    20,300  Anthem, Inc.*                                                                   2,057
    29,125  UnitedHealth Group, Inc.                                                        2,413
                                                                                         --------
                                                                                            4,470
                                                                                         --------
            OIL & GAS EQUIPMENT & SERVICES (0.5%)
    14,350  Smith International, Inc.*                                                        869
                                                                                         --------
            OIL & GAS EXPLORATION & PRODUCTION (1.6%)
    22,450  EOG Resources, Inc.                                                             1,685
    37,325  XTO Energy, Inc.                                                                1,357
                                                                                         --------
                                                                                            3,042
                                                                                         --------
            PHARMACEUTICALS (1.2%)
    36,625  Johnson & Johnson, Inc.                                                         2,209
                                                                                         --------
            RESTAURANTS (1.2%)
    41,400  Starbucks Corp.*                                                                2,329
                                                                                         --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                           MARKET
    NUMBER                                                                                  VALUE
 OF SHARES  SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            SPECIALIZED FINANCE (1.5%)
     6,925  Chicago Mercantile Exchange Holdings, Inc.                                   $  1,355
    19,350  Moody's Corp.                                                                   1,563
                                                                                         --------
                                                                                            2,918
                                                                                         --------
            SPECIALTY STORES (0.7%)
    36,150  PETsMART, Inc.                                                                  1,239
                                                                                         --------
            SYSTEMS SOFTWARE (3.0%)
    24,725  Adobe Systems, Inc.                                                             1,497
   107,475  Microsoft Corp.                                                                 2,881
    21,950  Symantec Corp.*                                                                 1,401
                                                                                         --------
                                                                                            5,779
                                                                                         --------
            TRADING COMPANIES & DISTRIBUTORS (0.6%)
    20,000  Fastenal Co.                                                                    1,223
                                                                                         --------
            WIRELESS TELECOMMUNICATION SERVICES (1.3%)
    89,900  Nextel Communications, Inc. "A"*                                                2,559
                                                                                         --------
            Total blue chip stocks (cost: $78,018)                                         94,088
                                                                                         --------
            TOTAL INVESTMENTS (COST: $173,178)                                           $194,574
                                                                                         ========

20

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         PORTFOLIO DESCRIPTION ABBREVIATIONS

         GO      General Obligation

         ISD     Independent School District

         MLO     Municipal Lease Obligation

         PCRB    Pollution Control Revenue Bond

         RB      Revenue Bond

         SFH     Single-Family Housing

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company or other corporation, or a collateral trust may provide the enhancement.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

         (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Texas Permanent School Fund.

         (INS) Principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., ACA Financial Guaranty Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., or MBIA Insurance Corp. The insurance does not guarantee the market value of the security.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (c) Variable-rate demand notes (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         (d) At November 30, 2004, the cost of securities purchased on a when-issued basis was $2,025,000.

         (e) At November 30, 2004, portions of these securities were segregated to cover when-issued purchases.

         (f) Rate represents the money market fund annualized seven-day yield at November 30, 2004.

         * Non-income-producing security for the 12 months preceding November 30, 2004.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

ASSETS
   Investments in securities, at market value
      (identified cost of $173,178)                                        $194,574
   Receivables:
      Capital shares sold                                                        20
      Dividends and interest                                                  1,572
      Securities sold                                                           872
                                                                           --------
         Total assets                                                       197,038
                                                                           --------
LIABILITIES
   Payables:
      Securities purchased (when-issued $2,025)                               5,554
      Capital shares redeemed                                                    12
      Upon settlement of delayed trades                                         772
   Accrued management fees                                                       59
   Other accrued expenses and payables                                           60
                                                                           --------
         Total liabilities                                                    6,457
                                                                           --------
            Net assets applicable to capital shares outstanding            $190,581
                                                                           ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                         $152,757
   Accumulated undistributed net investment income                              973
   Accumulated net realized gain on investments                              15,455
   Net unrealized appreciation of investments                                21,396
                                                                           --------
            Net assets applicable to capital shares outstanding            $190,581
                                                                           ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                               12,386
                                                                           ========
   Net asset value, redemption price, and offering price per share         $  15.39
                                                                           ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GROWTH AND TAX STRATEGY FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME

   Dividends                                                             $   578
   Interest                                                                2,514
                                                                         -------
      Total income                                                         3,092
                                                                         -------
EXPENSES

   Management fees                                                           404
   Administrative and servicing fees                                         139
   Transfer agent's fees                                                     101
   Custody and accounting fees                                                38
   Postage                                                                    14
   Shareholder reporting fees                                                 12
   Trustees' fees                                                              3
   Registration fees                                                          19
   Professional fees                                                          20
   Other                                                                       5
                                                                         -------
      Total expenses                                                         755
   Expenses paid indirectly                                                  (18)
                                                                         -------
      Net expenses                                                           737
                                                                         -------
NET INVESTMENT INCOME                                                      2,355
                                                                         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized gain:
      Unaffiliated transactions                                           10,595
      Affiliated transactions                                                 66
   Change in net unrealized appreciation/depreciation                     (1,255)
                                                                         -------
         Net realized and unrealized gain                                  9,406
                                                                         -------
   Increase in net assets resulting from operations                      $11,761
                                                                         =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GROWTH AND TAX STRATEGY FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2004 (UNAUDITED),
AND YEAR ENDED MAY 31, 2004

                                                                   11/30/2004       5/31/2004
                                                                   --------------------------
FROM OPERATIONS
   Net investment income                                           $    2,355       $   4,569
   Net realized gain on investments                                    10,661           6,985
   Change in net unrealized appreciation/depreciation
      of investments                                                   (1,255)          1,197
                                                                   --------------------------
      Increase in net assets resulting from operations                 11,761          12,751
                                                                   --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                               (2,145)         (4,421)
   Net realized gains                                                       -            (106)
                                                                   --------------------------
      Distributions to shareholders                                    (2,145)         (4,527)
                                                                   --------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                            2,728           9,102
   Shares issued for dividends reinvested                               1,922           4,050
   Cost of shares redeemed                                            (10,444)        (21,546)
                                                                   --------------------------
      Decrease in net assets from capital
         share transactions                                            (5,794)         (8,394)
                                                                   --------------------------
   Net increase (decrease) in net assets                                3,822            (170)

NET ASSETS
      Beginning of period                                             186,759         186,929
                                                                   --------------------------
      End of period                                                $  190,581       $ 186,759
                                                                   ==========================
   Accumulated undistributed net investment income:
      End of period                                                $      973       $     763
                                                                   ==========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                            186             629
   Shares issued for dividends reinvested                                 132             282
   Shares redeemed                                                       (712)         (1,489)
                                                                   --------------------------
      Decrease in shares outstanding                                     (394)           (578)
                                                                   ==========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this semiannual report pertains only to the USAA Growth and Tax Strategy Fund (the Fund). The Fund's investment objective is to seek a conservative balance between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or the official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of

26

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

                 their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

              4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

              5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

                 consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              6. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser if applicable, under valuation procedures approved by the Trust's Board of Trustees. Valuing securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or

28

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

              guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. The Fund did not invest in any repurchase agreements as of November 30, 2004.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of May 31, 2005, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

           F. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of November 30, 2004, the outstanding when-issued commitments for the Fund were $2,025,000.

           G. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from

30

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

              cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended November 30, 2004, brokerage commission reimbursements and custodian and other bank credits reduced the Fund's expenses by $17,000 and $1,000, respectively, resulting in a total reduction in Fund expenses of $18,000.

           H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended November 30, 2004, the Fund paid CAPCO facility fees of $1,000. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 2004.

         On November 17, 2004, the Trust's Board of Trustees approved, effective January 6, 2005, the termination of the $100 million line of credit with Bank of America and State Street and the renewal of the line of credit with CAPCO at a reduced amount of $300 million.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2005, in accordance with applicable tax law.

32

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2004, were $122,850,000 and $129,663,000, respectively.

         As of November 30, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2004, were $23,174,000 and $1,778,000, respectively, resulting in net unrealized appreciation of $21,396,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

         collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the six-month period ended November 30, 2004.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Fund is also authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Balanced Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Balanced Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets.

34

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/-0.20% to 0.50%                        +/-0.04%
+/-0.51% to 1.00%                        +/-0.05%
+/-1.01% and greater                     +/-0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Balanced Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended November 30, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $404,000, which is net of a performance adjustment of $(58,000) that decreased the base management fee of 0.50% by 0.06%.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Loomis, Sayles &

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

              Company, L.P. (Loomis Sayles), under which Loomis Sayles directs the investment and reinvestment of the portion of the Fund's assets invested in blue chip stocks (as allocated from time to time by the Manager). The Manager (not the Fund) pays Loomis Sayles a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average net assets that Loomis Sayles manages. Prior to July 1, 2004, RCM Capital Management LLC (RCM) was the subadviser of the Fund and was paid subadvisory fees in the annual amount of 0.20% of the portion of the Fund's average net assets that RCM managed. For the six-month period ended November 30, 2004, the Manager paid subadvisory fees to Loomis Sayles and RCM of $75,000 and $15,000, respectively.

           C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $139,000.

           D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended November 30, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $101,000.

           E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

36

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended November 30, 2004, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred:

                                                                              NET REALIZED
                                                                COST TO          GAIN
                 SELLER                    PURCHASER           PURCHASER       TO SELLER
         ---------------------------------------------------------------------------------
         USAA Growth and Tax    USAA Intermediate-Term Fund    $2,118,000      $66,000
           Strategy Fund

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                       PERIOD ENDED
                                       NOVEMBER 30,                          YEAR ENDED MAY 31,
                                      -------------------------------------------------------------------------------------
                                          2004             2004           2003           2002           2001           2000
                                      -------------------------------------------------------------------------------------
Net asset value at
   beginning of period                $  14.61         $  13.99       $  14.23       $  15.87       $  17.28       $  16.66
                                      -------------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income                   .19              .35            .35            .41            .49            .48
   Net realized and
      unrealized gain (loss)               .76              .62           (.17)         (1.60)         (1.42)           .61
                                      -------------------------------------------------------------------------------------
Total from investment operations           .95              .97            .18          (1.19)          (.93)          1.09
                                      -------------------------------------------------------------------------------------
Less distributions:
   From net investment income             (.17)            (.34)          (.37)          (.45)          (.48)          (.47)
   From realized capital gains               -             (.01)          (.05)             -              -              -
                                      -------------------------------------------------------------------------------------
Total distributions                       (.17)            (.35)          (.42)          (.45)          (.48)          (.47)
                                      -------------------------------------------------------------------------------------
Net asset value at end of period      $  15.39         $  14.61       $  13.99       $  14.23       $  15.87       $  17.28
                                      =====================================================================================
Total return (%)*                         6.57             6.96           1.46          (7.59)         (5.47)          6.62
Net assets at end of period (000)     $190,581         $186,759       $186,929       $205,108       $238,813       $263,592
Ratio of expenses to
   average net assets (%)**                .82(a,b)         .80(b)         .91(b)         .83(b)         .70(b)         .71(b)
Ratio of net investment
   income to average
   net assets (%)**                       2.55(a)          2.41           2.67           2.75           2.91           2.80
Portfolio turnover (%)                   66.27            43.22          52.38          31.81          35.69          66.43

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the six-month period ended November 30, 2004, average net assets were $184,460,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                          (.02%)           (.01%)            -           (.02%)         (.01%)            -

38

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2004, through November 30, 2004.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher. Expenses Paid Beginning Ending During Period* Account Value Account Value June 1, 2004 - June 1, 2004 November 30, 2004 November 30, 2004

                                                                                      EXPENSES PAID
                                                 BEGINNING           ENDING           DURING PERIOD*
                                               ACCOUNT VALUE     ACCOUNT VALUE        JUNE 1, 2004 -
                                               JUNE 1, 2004    NOVEMBER 30, 2004    NOVEMBER 30, 2004
                                             --------------------------------------------------------
         Actual                                 $1,000.00          $1,065.70              $4.13
         Hypothetical
            (5% return before expenses)          1,000.00           1,021.07               4.04

        *Expenses are equal to the Fund's annualized expense ratio of 0.80%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 6.57% for the six-month period of June 1, 2004, through November 30, 2004.

40

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

             TRUSTEES        Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

          INDEPENDENT        Ernst & Young LLP
    REGISTERED PUBLIC        100 West Houston St., Suite 1900
      ACCOUNTING FIRM        San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        (800) 531-8181
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             (800) 531-8448

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        (800) 531-8066

          MUTUAL FUND       (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

AS A RESULT OF RULES RECENTLY ADOPTED BY THE SEC, THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORM N-QS ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORM N-QS ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

27801-0105                                   (C)2005, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    01/25/05
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    01/25/05
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    01/25/05
         ------------------------------


*Print the name and title of each signing officer under his or her signature.